SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS	12 Months Ended
Dec. 31, 2023
Short Term Loans And Current Portion Of Long-term Loans
SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS

NOTE 12 – SHORT TERM LOANS AND CURRENT PORTION OF LONG-TERM LOANS:

	Linked to	Interest rate	December 31, 2023	December 31, 2022

Short term loans	NIS	3.2%-7.5%	$1,064	$1,114
Current portion of long-term loans			102	289

Short term loans and current portion of long-term loans			$1,166	$1,403